[LOGO OF USAA]
   USAA (R)

                   USAA INTERMEDIATE-TERM
                        Fund

                                    [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

        A n n u a l  R e p o r t

----------------------------------------------------------------------------
      MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

                                           AS THE GEOPOLITICAL

[PHOTO OF CHRISTOPHER W. CLAUS]            UNCERTAINTY UNWINDS,

                                      WE AT USAA EXPECT THE ECONOMY

                                        TO REGAIN SOME MOMENTUM ....

                                                    "
--------------------------------------------------------------------------------

          At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

          American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

          As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

          Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

          Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

          income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

          At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

          Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

          Sincerely,

          /s/ Christopher W. Claus

          Christopher W. Claus
          President and Vice Chairman of the Board

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

          FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

          MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

          SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     1

FINANCIAL INFORMATION

   Distributions to Shareholders                                              11

   Independent Auditors' Report                                               12

   Portfolio of Investments                                                   13

   Notes to Portfolio of Investments                                          38

   Financial Statements                                                       40

   Notes to Financial Statements                                              43

DIRECTORS' INFORMATION                                                        52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------
          Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

          Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

---------------------------------------------------------------------------------------------------
                                                                 3/31/03             3/31/02
---------------------------------------------------------------------------------------------------
Net Assets                                                    $2,627.3 Million    $2,434.0 Million
Net Asset Value Per Share                                          $13.34              $12.93
Tax-Exempt Dividends Per Share Last 12 Months                      $0.643              $0.665
Capital Gain Distributions Per Share Last 12 Months                   -                  -

---------------------------------------------------------------------------------------------------
                           30-DAY SEC YIELD* AS OF 3/31/03
---------------------------------------------------------------------------------------------------
       30-DAY SEC YIELD                                         3.19%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

          NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

USAA INTERMEDIATE-TERM FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2003

---------------------------------------------------------------------------------------------------
                           TOTAL RETURN         =       DIVIDEND RETURN         +     PRICE CHANGE
---------------------------------------------------------------------------------------------------
10 YEARS                       5.97%            =            5.51%              +          0.46%
5 YEARS                        5.25%            =            5.31%              +         -0.06%
1 YEAR                         8.29%            =            5.12%              +          3.17%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2003

                    [CHART]


--------------------------
       TOTAL RETURN
--------------------------

03/31/1994          3.06%
03/31/1995          6.16%
03/31/1996          7.97%
03/31/1997          5.80%
03/31/1998         10.59%
03/31/1999          5.42%
03/31/2000         -0.84%
03/31/2001          9.81%
03/31/2002          3.90%
03/31/2003          8.29%


--------------------------
     DIVIDEND RETURN
--------------------------

03/31/1994          5.28%
03/31/1995          5.79%
03/31/1996          5.81%
03/31/1997          5.80%
03/31/1998          5.81%
03/31/1999          5.35%
03/31/2000          5.21%
03/31/2001          5.76%
03/31/2002          5.12%
03/31/2003          5.12%


--------------------------
  CHANGE IN SHARE PRICE
--------------------------

03/31/1994          -2.22
03/31/1995           0.37
03/31/1996           2.16
03/31/1997           0.00
03/31/1998           4.78
03/31/1999           0.07
03/31/2000          -6.05
03/31/2001           4.05
03/31/2002          -1.22
03/31/2003           3.17

                                  [END CHART]

          TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                       12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA INTERMEDIATE-         LIPPER INTERMEDIATE MUNICIPAL
                          TERM FUND                   DEBT FUNDS AVERAGE
                      ------------------         -----------------------------
1994                        5.56%                            4.91%
1995                        5.56                             4.75
1996                        5.57                             4.69
1997                        5.67                             4.56
1998                        5.34                             4.36
1999                        5.24                             4.20
2000                        5.49                             4.40
2001                        5.27                             4.28
2002                        5.13                             4.06
2003                        4.82                             3.59

                             [END CHART]

          THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/94 TO 3/31/03.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA              LEHMAN BROTHERS       LIPPER INTERMEDIATE      LIPPER INTERMEDIATE
                  INTERMEDIATE-TERM        MUNICIPAL BOND       MUNICIPAL DEBT FUNDS     MUNICIPAL DEBT FUNDS
                        FUND                   INDEX                  AVERAGE                   INDEX
                  -----------------       ----------------      --------------------     --------------------
Mar-93               $10000.00               $10000.00               $10000.00                 $10000.00
Apr-93                10108.06                10100.77                10083.20                  10080.53
May-93                10155.42                10157.49                10123.30                  10114.23
Jun-93                10307.89                10327.34                10269.92                  10251.31
Jul-93                10328.68                10340.61                10273.20                  10247.32
Aug-93                10535.52                10556.02                10458.81                  10429.52
Sep-93                10645.60                10676.40                10578.03                  10548.89
Oct-93                10656.84                10696.92                10597.27                  10565.46
Nov-93                10605.91                10602.49                10528.59                  10500.91
Dec-93                10806.64                10826.34                10708.24                  10673.41
Jan-94                10926.48                10950.04                10817.47                  10783.07
Feb-94                10678.56                10666.45                10593.65                  10554.03
Mar-94                10306.32                10232.00                10301.78                  10258.17
Apr-94                10368.44                10318.89                10349.84                  10301.58
May-94                10455.48                10408.20                10431.26                  10383.25
Jun-94                10419.35                10344.54                10400.99                  10352.98
Jul-94                10573.40                10534.30                10538.33                  10482.07
Aug-94                10624.83                10570.81                10583.69                  10522.05
Sep-94                10521.35                10415.74                10476.54                  10414.10
Oct-94                10383.63                10230.80                10357.24                  10299.29
Nov-94                10202.49                10045.56                10206.57                  10146.22
Dec-94                10371.60                10266.70                10369.52                  10297.58
Jan-95                10613.85                10560.25                10583.75                  10496.92
Feb-95                10846.86                10867.38                10813.87                  10715.10
Mar-95                10941.73                10992.28                10907.89                  10809.92
Apr-95                10963.74                11005.25                10928.43                  10833.33
May-95                11265.29                11356.42                11187.48                  11087.50
Jun-95                11211.49                11257.17                11136.96                  11052.66
Jul-95                11344.50                11363.66                11241.42                  11153.19
Aug-95                11469.01                11507.88                11352.94                  11262.28
Sep-95                11547.81                11580.58                11412.67                  11318.25
Oct-95                11693.34                11748.93                11531.01                  11425.63
Nov-95                11846.94                11944.13                11664.51                  11547.29
Dec-95                11934.22                12058.77                11737.53                  11621.54
Jan-96                12001.40                12149.88                11825.50                  11711.79
Feb-96                11927.63                12067.82                11792.47                  11675.81
Mar-96                11813.41                11913.66                11672.22                  11558.33
Apr-96                11807.43                11879.87                11652.37                  11537.92
May-96                11807.03                11875.34                11658.76                  11537.75
Jun-96                11905.71                12004.77                11731.08                  11609.60
Jul-96                12022.01                12113.38                11834.42                  11711.86
Aug-96                12031.22                12110.66                11841.92                  11716.23
Sep-96                12174.66                12279.92                11950.04                  11822.59
Oct-96                12307.59                12418.70                12065.93                  11938.24
Nov-96                12496.61                12646.17                12241.24                  12115.45
Dec-96                12469.69                12592.77                12208.97                  12083.28
Jan-97                12499.28                12616.61                12237.85                  12113.41
Feb-97                12625.36                12732.46                12329.46                  12204.80
Mar-97                12498.67                12562.60                12208.88                  12080.29
Apr-97                12596.58                12667.90                12277.16                  12142.97
May-97                12752.10                12858.57                12424.54                  12286.19
Jun-97                12881.99                12995.54                12537.65                  12399.82
Jul-97                13209.07                13355.46                12813.04                  12668.72
Aug-97                13115.28                13230.26                12711.01                  12570.78
Sep-97                13278.70                13387.14                12843.30                  12703.81
Oct-97                13358.54                13473.42                12905.54                  12764.23
Nov-97                13444.87                13552.77                12962.93                  12814.01
Dec-97                13641.07                13750.38                13130.89                  12977.63
Jan-98                13760.87                13892.18                13245.35                  13087.19
Feb-98                13800.04                13896.40                13252.03                  13093.68
Mar-98                13822.11                13908.77                13256.88                  13101.98
Apr-98                13759.37                13846.02                13197.22                  13041.37
May-98                13951.76                14065.05                13381.59                  13216.30
Jun-98                14017.24                14120.56                13422.54                  13261.41
Jul-98                14047.71                14155.86                13452.06                  13291.89
Aug-98                14246.48                14374.59                13649.24                  13483.49
Sep-98                14413.63                14553.79                13798.25                  13629.51
Oct-98                14399.19                14553.49                13795.34                  13633.96
Nov-98                14441.51                14604.48                13825.24                  13663.38
Dec-98                14503.46                14641.29                13873.12                  13706.87
Jan-99                14626.25                14815.36                14030.33                  13860.48
Feb-99                14568.88                14750.80                13955.32                  13786.68
Mar-99                14570.94                14771.02                13946.19                  13783.35
Apr-99                14622.73                14807.82                13987.41                  13821.34
May-99                14537.78                14722.14                13903.71                  13739.55
Jun-99                14354.78                14510.35                13711.41                  13552.56
Jul-99                14404.98                14563.15                13772.60                  13615.63
Aug-99                14259.82                14446.39                13700.95                  13552.58
Sep-99                14234.41                14452.43                13707.97                  13560.83
Oct-99                14082.33                14295.85                13607.19                  13465.77
Nov-99                14218.36                14447.90                13729.34                  13579.96
Dec-99                14125.44                14340.20                13667.94                  13518.55
Jan-00                14032.70                14277.74                13601.11                  13459.06
Feb-00                14200.38                14443.68                13716.01                  13562.69
Mar-00                14448.87                14759.25                13916.91                  13756.92
Apr-00                14384.27                14672.06                13855.33                  13698.78
May-00                14328.72                14595.73                13789.71                  13641.95
Jun-00                14650.33                14982.50                14082.35                  13923.41
Jul-00                14822.27                15190.98                14242.00                  14081.50
Aug-00                15006.77                15425.09                14417.01                  14256.45
Sep-00                14966.36                15344.84                14375.35                  14214.40
Oct-00                15095.72                15512.28                14495.50                  14332.84
Nov-00                15187.86                15629.64                14562.89                  14401.01
Dec-00                15514.22                16015.81                14866.28                  14691.04
Jan-01                15659.35                16174.50                15030.85                  14860.53
Feb-01                15739.53                16225.79                15076.73                  14908.72
Mar-01                15866.47                16371.21                15192.21                  15022.84
Apr-01                15707.88                16193.81                15039.36                  14887.69
May-01                15874.63                16368.19                15193.39                  15040.53
Jun-01                15990.77                16477.71                15291.20                  15134.05
Jul-01                16209.73                16721.78                15478.18                  15316.42
Aug-01                16425.34                16997.22                15709.33                  15547.85
Sep-01                16414.31                16940.21                15688.11                  15526.76
Oct-01                16561.52                17142.04                15835.71                  15675.55
Nov-01                16459.10                16997.53                15674.36                  15512.50
Dec-01                16375.22                16836.72                15557.24                  15395.88
Jan-02                16580.51                17128.76                15782.66                  15619.38
Feb-02                16749.84                17335.12                15965.74                  15794.55
Mar-02                16487.65                16995.41                15675.64                  15507.28
Apr-02                16760.17                17327.58                15978.53                  15809.08
May-02                16846.97                17432.87                16069.08                  15894.36
Jun-02                16976.54                17617.21                16235.77                  16056.22
Jul-02                17162.92                17843.78                16432.16                  16242.23
Aug-02                17301.92                18058.29                16589.98                  16391.59
Sep-02                17589.16                18453.81                16890.59                  16677.22
Oct-02                17359.58                18147.89                16621.95                  16424.49
Nov-02                17327.07                18072.47                16548.70                  16357.61
Dec-02                17634.24                18453.81                16891.25                  16681.29
Jan-03                17600.55                18407.05                16817.65                  16620.70
Feb-03                17842.66                18664.39                17053.98                  16850.81
Mar-03                17854.99                18675.55                17047.20                  16846.18

                             [END CHART]

             DATA FROM 3/31/93 THROUGH 3/31/03.

          SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

          NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          The graph on page 4 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                 o The Lipper Intermediate Municipal Debt Funds Average, an
                   average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                o The Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON, CFA]         Clifford A. Gladson, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

          Your USAA Intermediate-Term Fund provided a total return of 8.29% versus an average of 8.69% for the 135 funds in the Lipper Intermediate Municipal Debt Funds category for the year ended March 31, 2003. This compares to 9.89% return for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.82%, well above the 3.59% average of the Lipper index.

          REFER TO PAGE 5 FOR THE LIPPER AVERAGE AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX DEFINITIONS.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA INTERMEDIATE-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF THE MUNICIPAL NATIONAL INTERMEDIATE-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 3/31/03: 164 FUNDS IN THE LAST THREE YEARS, 142 FUNDS IN THE LAST FIVE YEARS, AND 59 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL NATIONAL INTERMEDIATE-TERM BOND FUNDS, THE USAA INTERMEDIATE-TERM FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]
                             TAX EFFICIENCY                 EXPENSE

          Lipper named the Fund a Lipper Leader for tax efficiency and expense within the Lipper Intermediate Municipal Debt Funds category for the three-year period ending March 31, 2003.

                                      * * * * *

                THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
             RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL INTERMEDIATE-
               TERM BOND FUND CATEGORY (164 FUNDS IN CATEGORY) FOR THE
                            PERIOD ENDING MARCH 31, 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS FROM MARCH 31, 2002, TO MARCH 31, 2003?

          Beginning in early 2001, the Federal Reserve Board cut short-term taxable interest rates a total of 5.25%, hoping to stimulate economic growth. However, even before the war with Iraq, the

          LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

          THE USAA INTERMEDIATE-TERM FUND IN LIPPER'S INTERMEDIATE MUNICIPAL DEPT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 103 FUNDS, FOR 5 YEARS AMONG 96 FUNDS, AND FOR 10 YEARS AMONG 41 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 103 FUNDS, FOR 5 YEARS AMONG 95 FUNDS, AND FOR 10 YEARS AMONG 40 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

          economic recovery was proceeding at a much slower rate than anticipated. Yields for municipal bonds with maturities of five years and 10 years fell 1.45% and 0.80%, respectively, and now stand at their lowest levels since the 1950s.

          The economic slowdown also affected the general credit quality of both corporate and municipal issuers.

HOW DO YOU SHIELD THE FUND FROM CREDIT PROBLEMS?

          While we utilize as guidelines the credit ratings of three nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings), we make investment decisions based on our independent credit analysis. Just because a credit is rated A or even AAA does not mean that we will buy it. Nor will we automatically sell a holding if it is downgraded below investment grade.

          Our seasoned analysts emphasize the three C's of credit analysis: character, cash flow, and collateral. However, credit analysis is also an art. The analyst must have forward-looking judgment that builds on past events to assess a creditor's future willingness, ability, and incentive to pay. An analyst must also be able to recognize when a material risk may defy analysis. Over the years, our municipal analysts have identified and helped us avoid potential credit problems before they could damage the portfolio.

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

          In anticipation of the stimulative effects of lower short-term interest rates on the economy, we allowed the Fund's weighted average maturity to shorten to 8.7 years. We also reduced the Fund's exposure to zero-coupon bonds to lessen price volatility. This reduction in the portfolio's overall volatility limited the Fund's total return to 8.29% as interest rates fell.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

          America's attention is focused on Iraq. Consequently, automotive sales have slowed and the residential housing sector seems to be losing steam. Fortunately, inflation appears to be under control.

          As the rebuilding effort continues in Iraq, I expect the economy to begin responding to the stimulus provided by low short-term financing. Intermediate-term rates will probably rise as economic conditions improve, but I estimate this will occur during the second half of 2003, at the earliest. I hope to use higher interest rates to increase the Fund's tax-exempt income distributions.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA Intermediate-Term Fund's closing 30-day SEC of 3.19%,
and assuming marginal federal tax rates of:    27.00%  30.00%  35.00%  38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:            4.37%   4.56%   4.91%   5.20%

          This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

          SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                        PORTFOLIO RATINGS MIX
                               3/31/03

                 [PIE CHART OF PORTFOLIO RATINGS MIX]

Cash Equivalents                     2%
AAA                                 45%
AA                                  20%
A                                   13%
BBB                                 18%
BB                                   2%

                          [END PIE CHART]

          The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA, A, and BBB account for 0.5%, 0.3%, and 1.2%, respectively, of the Fund's investments and are included in the appropriate categories above.

          PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-37.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INTERMEDIATE-TERM FUND

          The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

          USAA INTERMEDIATE-TERM FUND:

          We have audited the accompanying statement of assets and liabilities of USAA Intermediate-Term Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

          We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Intermediate-Term Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                   /s/ ERNST & YOUNG LLP

          San Antonio, Texas
          May 2, 2003

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          (ETM)        Escrowed to final maturity.
          (PRE)        Prerefunded to a date prior to maturity.
          (LIQ)        Enhanced by a bank or nonbank liquidity agreement.
          (LOC)        Enhanced by a bank letter of credit.
          (NBGA)       Enhanced by a nonbank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd.,
                       MBIA Insurance Corp., or Radian Asset Assurance, Inc.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          COP     Certificate of Participation
          EDC     Economic Development Corp.
          GAN     Grant Anticipation Note
          GO      General Obligation
          IDA     Industrial Development Authority/Agency
          IDB     Industrial Development Board
          IDC     Industrial Development Corp.
          IDRB    Industrial Development Revenue Bond
          ISD     Independent School District
          MFH     Multifamily Housing
          MLO     Municipal Lease Obligation
          MTA     Metropolitan Transportation Authority
          PCRB    Pollution Control Revenue Bond
          RAN     Revenue Anticipation Note
          RB      Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (88.3%)

            ALABAMA (0.4%)
$   2,000   Baldwin County Health Care Auth.
              Hospital RB, Series 1996                       6.75%      4/01/2015    $     2,041
    2,500   Montgomery BMC Special Care Facilities
              Financing Auth. RB, Series 1998B (INS)         4.88      11/15/2018          2,556
    5,000   Prattville IDB PCRB, Series 1998                 5.15       9/01/2013          5,084
    2,000   Univ. of Alabama at Birmingham Hospital RB,
              Series 2000A (INS)                             5.75       9/01/2020          2,174

            ALASKA (0.2%)
    4,675   Housing Finance Corp. Mortgage RB,
              Series 1997A-1                                 5.50      12/01/2017          4,929

            ARIZONA (0.6%)
    4,500   Maricopa County Hospital RB, Series 1997         6.13       4/01/2018          4,653
   11,210   School Facilities Board RB, Series 2002          5.25       7/01/2017         12,297

            ARKANSAS (0.1%)
    2,840   Little Rock Capital Improvement RB,
              Series 1998A                                   5.70       1/01/2018          2,928

            CALIFORNIA (5.9%)
    3,000   Department of Water Resources RB,
              Series X (INS)                                 5.50      12/01/2016          3,475
            Foothill/Eastern Transportation
              Corridor Agency RB,
   10,000     Series 1995A (ETM)                             6.87(a)    1/01/2010         11,042
   15,000     Series 1995A (PRE)                             7.10(a)    1/01/2011         16,836
    9,085     Series 1995A (PRE)                             6.82(a)    1/01/2013         10,217
            Golden State Tobacco Securitization
              Corp. RB,
    5,000     Series 2003A-1                                 5.00       6/01/2021          4,909
    5,000     Series 2003A-1                                 6.25       6/01/2033          4,482
            Los Angeles Unified School District GO,
    6,000     Series 2003A (INS)                             5.25       7/01/2019          6,517
    7,500     Series 2003F (INS)                             5.00       7/01/2022          7,783
            Modesto Irrigation District COP,
    3,320     Series 1999A (INS)                             5.64(a)    7/01/2017          1,635
    3,325     Series 1999A (INS)                             5.69(a)    7/01/2018          1,536

16

 P O R T F O L I O
==================-------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
$  18,235   Pleasanton Joint Powers Financing
              Auth. RB, Series 1993A                         6.00%      9/02/2005     $   18,914
            Sacramento Cogeneration Auth. RB,
    1,800     Series 1995 (PRE)                              6.38       7/01/2010          2,038
    1,500     Series 1995                                    6.38       7/01/2010          1,608
            San Joaquin Hills Transportation
              Corridor Agency Senior Lien RB,
    3,525     Series 1993 (ETM)                              7.35       1/01/2005          3,897
    8,305     Series 1993 (ETM)                              7.40       1/01/2006          9,625
    5,000     Series 1993 (ETM)                              7.40       1/01/2007          5,990
   16,795     Series 1993 (ETM)                              7.45       1/01/2008         20,703
    5,135   San Jose MFH RB, Series 1992A                    4.95       4/01/2012          5,519
   15,000   State Department Water Resources Power
              Supply RB, Series A (INS)                      5.50       5/01/2016         16,818
    1,245   State Systemwide Univ. RB,
              Series 2002A (INS)                             5.50      11/01/2015          1,413

            COLORADO (1.3%)
    5,000   Adams County PCRB, Series 1999 (INS)             5.10       1/01/2019          5,273
            Arapahoe County School District No. 6 GO,
    2,000     Series 2002 (INS)                              5.25      12/01/2018          2,178
    2,585     Series 2002 (INS)                              5.25      12/01/2019          2,796
    2,000     Series 2002 (INS)                              5.25      12/01/2020          2,151
    2,000     Series 2002 (INS)                              5.25      12/01/2021          2,138
            Denver Health and Hospital Auth.
              Healthcare RB,
    1,000     Series 1998A                                   5.20      12/01/2012          1,016
      635     Series 1998A                                   5.25      12/01/2013            643
    2,200     Series 1998A                                   5.38      12/01/2018          2,162
    1,000     Series 2001A                                   6.25      12/01/2016          1,073
    9,000   Health Facilities Auth. Hospital RB,
              Series 1993 (Rocky Mountain Adventist
              Healthcare)                                    6.63       2/01/2013          9,230
            Pueblo School District No. 60 GO,
    2,000     Series 2002 (INS)                              5.25      12/15/2017          2,195
    2,140     Series 2002 (INS)                              5.25      12/15/2020          2,302

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            CONNECTICUT (1.7%)
            Mashantucket (Western) Pequot Tribe RB,
$   4,960     Series 1996A (PRE)(d)                          6.40%      9/01/2011     $    5,788
   10,780     Series 1996A(d)                                6.40       9/01/2011         11,641
    1,000     Series 1997B(d)                                5.60       9/01/2009          1,084
    4,400     Series 1997B(d)                                5.70       9/01/2012          4,678
   16,500     Series 1997B(d)                                5.75       9/01/2018         17,107
    3,000   State GO, Series 2001D                           5.13      11/15/2015          3,291

            DELAWARE (0.4%)
            Health Facilities Auth. RB,
              (Nanticoke Memorial)
    1,495     Series 2002A (INS)                             4.80       5/01/2017          1,519
    1,830     Series 2002A (INS)                             4.90       5/01/2018          1,859
    1,000     Series 2002A (INS)                             5.00       5/01/2019          1,016
    1,515     Series 2002A (INS)                             5.05       5/01/2020          1,540
            Municipal Electric Corp. RB,
    1,010     Series 2001 (INS)                              5.25       7/01/2013          1,117
    1,460     Series 2001 (INS)                              5.25       7/01/2017          1,579
    1,580     Series 2001 (INS)                              5.25       7/01/2018          1,697

            DISTRICT OF COLUMBIA (3.4%)
   30,000   Convention Center Auth. RB,
              Series 1998 (INS)                              5.00      10/01/2018         31,384
            GO,
    2,405     Series 1993A (ETM)                             5.80       6/01/2004          2,535
   11,700     Series 1993A                                   5.80       6/01/2004         12,261
    1,230     Series 1993E (PRE)                             5.75       6/01/2005          1,264
      450     Series 1993E (PRE)                             5.75       6/01/2006            462
    3,870     Series 1994A-3                                 5.50       6/01/2006          4,242
        5     Series 2001E                                   5.75       6/01/2005              5
   10,545     Series 2001E (ETM)                             5.75       6/01/2005         10,843
      810     Series 2001E                                   5.75       6/01/2006            832
   10,740     Series 2001E (ETM)                             5.75       6/01/2006         11,042
    3,805   Hospital RB, Series 1992B (PRE)                  6.75       8/15/2007          3,908
            RB,
    4,560     Series 1999 (American Assoc. of Homes
              and Services for the Aging, Inc.) (INS)        6.20       7/01/2019          4,940
    6,000     Series 1999A (National Academy of
              Science) (INS)                                 5.00       1/01/2019          6,240

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            FLORIDA (2.6%)
$   1,340   Clay County Development Auth. IDRB,
              Series 2002                                    3.95%      3/01/2011     $    1,357
            Dade County RB,
    7,905     Series 1996B (INS)                             6.00(a)   10/01/2011          5,591
    8,610     Series 1996B (INS)                             6.10(a)   10/01/2012          5,662
    8,760     Series 1996B (PRE)(INS)                        6.20(a)   10/01/2013          5,757
    4,000   Escambia County Health Facilities RB,
              Series 2003A (Ascension Health Credit)         5.25      11/15/2014          4,377
    3,700   Jacksonville Economic Development
              Commission IDRB, Series 2002                   4.00       3/01/2011          3,723
    2,500   Jacksonville Electric RB, Series 2002D           4.40      10/01/2018          2,494
    4,100   Miami Beach Health Facilities Auth.
              Hospital RB, Series 2001A                      6.13      11/15/2011          3,820
    7,000   North Miami Educational Facilities RB,
              Series 1994A (Johnson and Wales Univ.)         6.10       4/01/2013          7,462
   11,450   Palm Beach County Health Facilities
              Auth. RB, Series 2002 (INS)                    5.00      12/01/2021         11,668
            Palm Beach County School Board COP (MLO),
    2,000     Series 2002D (INS)                             5.25       8/01/2017          2,184
    1,500     Series 2002D (INS)                             5.25       8/01/2018          1,627
   11,465   Volusia County School Board Sales Tax RB,
              Series 2002 (INS)                              4.50      10/01/2016         11,928

            GEORGIA (0.2%)
    5,000   Savannah Hospital Auth. Candler Health
              Systems RB, Series 1998B (INS)                 5.00       7/01/2018          5,173

            HAWAII (0.3%)
    2,000   Honolulu City and County GO, Series
              1999C (INS)                                    5.00       7/01/2019          2,088
    5,000   Housing Finance and Development Corp. RB,
              Series 1997B                                   5.45       7/01/2017          5,275

            IDAHO (0.1%)
    1,500   Health Facilities Auth. RB, Series 1998          5.25       5/01/2014          1,521
    1,000   Univ. RB, Series 2003 (INS)                      4.75       4/01/2022          1,016

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            ILLINOIS (7.0%)
$   1,015   Bedford Park Tax Increment RB,
              Series 1993 (ETM)                              7.38%     12/01/2004     $    1,116
            Channahon Tax Increment RB,
    2,285     Series 2000                                    6.25       1/01/2010          2,350
    6,040     Series 2000                                    6.88       1/01/2020          6,309
            Chicago School Board GO,
   29,925     Series 1999A (INS)                             4.82(a)   12/01/2013         18,914
   15,535     Series 1999A (INS)                             5.13(a)   12/01/2016          8,200
    2,000   Chicago Water Senior Lien RB, Series 2001        5.00      11/01/2019          2,093
            Chicago-O'Hare International Airport RB,
   21,235     Series 1994A (INS)                             6.20       1/01/2007         23,354
    2,170     Series 2001B (INS)                             5.50       1/01/2014          2,440
    5,000   City of Chicago Special Assessment
              Improvement Bonds, Series 2002
              (Lakeshore East Project)                       6.63      12/01/2022          4,999
    7,460   Cook County Forest Preserve District GO,
              Series 1996 (INS)                              5.80      11/01/2016          8,556
    6,300   Development Finance Auth. RB, Series 1995        7.00       3/01/2007          6,508
            Health Facilities Auth. RB,
    5,535     Series 1992 (Mercy Hospital)                   7.00       1/01/2007          2,214
    8,000     Series 1993B (Univ. of Chicago
              Hospital) (INS)                                5.75       8/15/2014          8,256
    2,435     Series 1996 (Mercy Hospital)                   6.00       1/01/2006          1,026
    7,815     Series 1996 (Mercy Hospital)                   6.38       1/01/2015          2,836
    5,000     Series 1996A (Riverside Medical Center)        6.00      11/15/2015          5,260
    1,000     Series 1998 (Centegra Health System)           5.25       9/01/2013          1,029
    2,000     Series 1998 (Centegra Health System)           5.25       9/01/2014          2,043
    2,500     Series 1998 (Centegra Health System)           5.25       9/01/2018          2,488
   10,000     Series 1998A (Hospital Sisters Services,
              Inc.) (INS)                                    5.00       6/01/2018         10,263
    4,250     Series 2000 (Riverside Medical Center)         6.80      11/15/2020          4,676
    3,000     Series 2001A (INS)                             5.00       2/15/2020          3,068
    8,050   Lake County Community Unit School District
              GO, Series 1999B (INS)                         5.13(a)   12/01/2016          4,249
            Metropolitan Pier and Exposition Auth. RB,
    2,500     Series 2002B, 5.2%, 6/15/2012 (INS)            5.20(f)    6/15/2017          1,616
    2,500     Series 2002B, 5.3%, 6/15/2012 (INS)            5.30(f)    6/15/2018          1,681
    4,000     Series 2002B, 5.4%, 6/15/2012 (INS)            5.40(f)    6/15/2019          2,681

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            Northern Illinios Univ. Auxiliary Facilities
              System RB,
$   4,735     Series 2001 (INS)                              4.88%      4/01/2018     $    4,923
    6,865     Series 2001 (INS)                              5.00       4/01/2019          7,166
    6,565     Series 2001 (INS)                              5.00       4/01/2021          6,768
            Univ. of Illinois COP,
    5,820     Series 1999 (INS)                              5.25       8/15/2015          6,376
    4,000     Series 1999 (INS)                              5.25       8/15/2016          4,363
    7,815     Series 2001A (INS)                             5.00       8/15/2020          8,098
   14,070   Will County Forest Preserve District
              GO, Series 1999B (INS)                         5.40(a)   12/01/2017          6,977

            INDIANA (2.2%)
    7,465   Bond Bank State Revolving Fund RB,
              Series 2000A                                   5.50       8/01/2016          8,328
            Health Facility Financing Auth. RB,
    1,400     Series 1998 (Floyd Memorial Hospital)          5.25       2/15/2018          1,407
    5,000     Series 1999A (Sisters St. Francis) (INS)       5.15      11/01/2019          5,176
    6,000   Indianapolis Economic Development RB,
              Series 1996                                    6.05       1/15/2010          6,271
    9,435   Indianapolis Thermal Energy System RB,
              Series 2001A (INS)                             5.00      10/01/2020          9,852
            Municipal Power Agency Power Supply
              Systems RB,
    4,950     Series 2002B (INS)                             5.25       1/01/2017          5,389
    2,100     Series 2002B (INS)                             5.25       1/01/2018          2,269
    1,150   St. Joseph County Economic Development
              RB, Series 1997                                5.45       2/15/2017          1,153
    7,260   St. Joseph County Hospital Auth. RB,
              Series 1999                                    5.75       2/15/2019          6,985
   11,000   Univ. of Southern Indiana RB,
              Series 2001A (INS)                             5.00      10/01/2018         11,555

            IOWA (0.7%)
    5,500   Finance Auth. RB, Series 1998A (INS)             5.25       7/01/2015          5,856
    3,280   Higher Education Loan Auth. RB,
              Series 1995 (INS)                              6.13      10/01/2016          3,626
    7,950   Marion County Commercial Development RB,
              Series 1999 (INS)                              5.95       1/01/2014          8,567

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            KANSAS (0.3%)
$   9,000   Development Finance Auth. RB, Series 2001-II     4.80%     11/01/2020     $    9,264

            LOUISIANA (2.4%)
            Local Government Environmental
              Facilities and Community Development
              Auth. RB,
    2,150     Series 2002 (INS)                              5.25      12/01/2015          2,396
    2,260     Series 2002 (INS)                              5.25      12/01/2016          2,501
    2,355     Series 2002 (INS)                              5.25      12/01/2017          2,586
    7,000   New Orleans GO RB, Series 2002 (INS)             5.13       9/01/2021          7,353
    6,825   Office Facilities Corp. RB (MLO),
              Series 2001 (INS)                              5.38       5/01/2018          7,465
    5,175   Offshore Terminal Auth. RB, Series 1998          5.20      10/01/2018          5,330
            Orleans Levee District RB,
    6,230     Series 1986 (INS)                              5.95      11/01/2014          7,082
    6,355     Series 1986 (INS)                              5.95      11/01/2015          7,229
    7,015     Series A (INS)                                 5.95      11/01/2010          8,002
    9,000   Plaquemines Port, Harbor and Terminal
              District RB, Series 1985C                      5.00       9/01/2007          8,706
    1,390   Public Facilities Auth. RB, Series 1997B         5.63       8/01/2017          1,473
    3,955   St. Tammany Parish Hospital Service District
              No. 1 RB, Series 1998 (INS)                    5.00       7/01/2018          3,997

            MAINE (1.7%)
   41,400   Bucksport Solid Waste Disposal RB,
              Series 1985                                    6.25       5/01/2010         42,204
    2,000   Housing Auth. RB, Series 2001A                   5.35      11/15/2021          2,086

            MARYLAND (0.9%)
            Community Development Administration RB,
   14,445     1997 First Series                              5.60       4/01/2018         15,254
    6,800     Series 1996A                                   5.88       7/01/2016          7,262

            MASSACHUSETTS (1.2%)
            Commonwealth GO,
    4,500     Series 2002B (PRE) (INS)                       5.50       3/01/2018          5,134
    7,775     Series 2002D (INS)                             5.38       8/01/2021          8,384
    5,105   Federal Highway GAN, Series 2000A                5.75       6/15/2015          5,825
    3,640   Housing Finance Agency RB, Series 1992C          6.35      11/15/2003          3,700
    3,215   Springfield GO, Series 2003 (INS)                5.25       1/15/2019          3,453
    5,000   State Water Resources Auth. RB,
              Series 2002J (INS)                             5.25       8/01/2019          5,587

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            MICHIGAN (1.1%)
$   8,000   Detroit Building Auth. RB (MLO),
              Series 1996A (LOC)                             6.15%      2/01/2011     $    8,607
    4,000   Detroit Downtown Development Auth. Bond,
              Series 1998C (INS)                             5.00       7/01/2018          4,196
    2,390   Higher Education Facilities Auth. RB,
              Series 1998                                    5.35       6/01/2013          2,485
            Hospital Finance Auth. RB,
    5,000     Series 1995A (Genesys Health System) (PRE)     7.50      10/01/2007          5,838
      325     Series 1996 (Central Michigan Hospital)        5.90      10/01/2004            333
      100     Series 1996 (Central Michigan Hospital)        6.00      10/01/2005            104
      150     Series 1996 (Central Michigan Hospital)        6.10      10/01/2006            156
      160     Series 1996 (Central Michigan Hospital)        6.20      10/01/2007            168
    2,600     Series 1996 (Central Michigan Hospital)        6.25      10/01/2016          2,602
    5,460   Strategic Fund RB, Series 1997A (LOC)            5.75       8/01/2019          5,774

            MINNESOTA (1.1%)
    1,865   Housing Finance Agency RB, Series 1997G          6.00       1/01/2018          2,025
    4,205   Maplewood Health Care Facility RB,
              Series 1996                                    5.95      11/15/2006          4,019
            South St. Paul Hospital Facility RB,
    4,480     Series 1994                                    6.50      11/01/2004          4,436
    9,095     Series 1994                                    6.75      11/01/2009          8,740
            St. Paul Hospital RB,
    4,000     Series 1997A                                   5.70      11/01/2015          3,303
    1,500     Series 1997B                                   5.85      11/01/2017          1,230
    5,260   Washington County Hospital Facility RB,
              Series 1998                                    5.38      11/15/2018          3,998

            MISSISSIPPI (2.3%)
    8,000   State GO, Series 2003A(g)                        5.25      11/01/2020          8,894
   19,850   Hospital Equipment and Facilities Auth. RB,
              Series 2000                                    6.35      12/01/2015         20,737
   13,960   Lafayette County Hospital RB, Series 1997        5.50       3/01/2009         15,408
    1,500   Lincoln County Hospital RB, Series 1998B (INS)   5.50       4/01/2018          1,572
    1,620   Prentiss County Hospital RB, Series 1985         6.50       2/01/2005          1,628
    9,820   Union County Hospital RB, Series 1997            5.50       3/01/2009         10,949

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            MISSOURI (0.4%)
$   1,500   Health and Educational Facilities Auth. RB,
              Series 1997                                    5.75%      2/01/2017     $    1,540
            St. Louis RB,
    4,000     Series 2000                                    6.00       1/01/2008          4,088
    4,460     Series 2000                                    6.13       1/01/2009          4,560

            MONTANA (0.1%)
    2,750   Health Facilities Auth. RB, Series 1996          6.38       6/01/2018          2,733

            NEBRASKA (0.5%)
            Investment Finance Auth. Hospital RB,
      620     Series 1997 (INS)                              5.30      11/15/2012            657
    2,000     Series 1997 (INS)                              5.45      11/15/2017          2,093
            Platte County Hospital Auth. No. 1 Hospital RB,
      500     Series 2000 (INS)                              5.50       5/01/2010            555
      500     Series 2000 (INS)                              5.55       5/01/2011            554
      500     Series 2000 (INS)                              5.65       5/01/2012            552
      500     Series 2000 (INS)                              5.75       5/01/2013            551
      500     Series 2000 (INS)                              5.90       5/01/2015            552
    3,500     Series 2000 (INS)                              6.05       5/01/2020          3,822
    3,500   Scotts Bluff County Hospital Auth. RB,
              Series 1998                                    5.13      11/15/2019          3,564

            NEVADA (1.1%)
    5,000   Clark County Airport System Subordinate
              Lien RB, Series 2001B (INS)                    5.25       7/01/2019          5,293
    1,000   Clark County Flood Control GO,
              Series 1998 (INS)                              4.50      11/01/2016          1,023
   16,640   Clark County School District GO,
              Series 1991B (INS)                             6.24(a)    3/01/2004         16,469
    6,040   Department of Business and Industry RB,
              Series 2000 (Las Vegas Monorail) (INS)         5.76(a)    1/01/2017          3,121
    2,000   Reno Hospital RB, Series 1998 (INS)              5.00       5/15/2018          2,053

            NEW HAMPSHIRE (0.5%)
    5,000   Business Finance Auth. PCRB, Series 1992A        5.85      12/01/2022          5,115
            Higher Educational and Health Facilities
              Auth. RB,
    3,000     Series 1997 (Kendal at Hanover) (LOC)          5.80      10/01/2012          3,009
    5,055     Series 1997 (Kendal at Hanover) (LOC)          5.90      10/01/2018          5,059

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            NEW JERSEY (1.3%)
$   6,150   Camden County Improvement Auth. RB,
              Series 1997                                    5.88%      2/15/2015    $     5,668
            Economic Development Auth. RB,
   15,000     Series 1994A (INS)                             5.88       7/01/2011         16,175
    2,000     Series 1997A                                   5.75      12/01/2016          2,006
   11,250   Tobacco Settlement Financing Corp. RB,
              Series 2003                                    6.13       6/01/2024         10,601

            NEW YORK (16.2%)
            Dormitory Auth. RB,
   12,560     Series 1998G (Northern General Hospital)       5.30       2/15/2019         13,791
   11,900     Series 2000C (Mt. Sinai Hospital)              5.50       7/01/2011         12,117
    3,975     Series 2002                                    5.05       2/01/2022          4,026
    1,500     Series 2003A(g)                                5.25       7/01/2013          1,626
    5,000     Series 2003A                                   5.38       3/15/2018          5,472
    5,000     Series 2003A                                   5.38       3/15/2019          5,429
    2,000     Series 2003A                                   5.38       3/15/2022          2,132
    6,000   Dormitory Auth. RB, Bronx-Lebanon Hospital
              Center, Series 1998E                           5.20       2/15/2015          6,349
            Dormitory Auth. RB, Brookdale Hospital,
    5,000     Series 1998J                                   5.20       2/15/2015          5,291
    4,000     Series 1998J                                   5.20       2/15/2016          4,218
    4,760     Series 1998J                                   5.30       2/15/2017          5,024
    9,300   Dormitory Auth. RB, Court Facilities (MLO),
              Series 1993A                                   5.63       5/15/2013          9,483
    4,065   Dormitory Auth. RB, Lutheran Center at
              Poughkeepsie, Series 1997 (LOC)                6.00       7/01/2014          4,399
            Dormitory Auth. RB, Mental Health,
    2,055     Series 1997A                                   5.75       2/15/2010          2,260
    2,000     Series 1997A                                   5.75       2/15/2011          2,180
    2,000     Series 1997A                                   5.75       2/15/2012          2,246
    2,460     Series 1997B                                   5.75       2/15/2010          2,706
    4,050     Series 1997B                                   5.75       2/15/2012          4,516
       30     Series 1997B (PRE)                             5.50       8/15/2017             35
    4,645     Series 1997B                                   5.50       8/15/2017          4,926
            Dormitory Auth. RB, New York City Univ.,
    5,500     Series 1993A                                   5.75       7/01/2013          6,313
    5,000     Series 1996-2                                  6.00       7/01/2009          5,537
    1,760     Series 1996-2                                  6.00       7/01/2010          1,932

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            Dormitory Auth. RB, State Univ.,
$   2,725     Series 1994B                                   5.90%      5/15/2006     $    2,926
    2,500     Series 1994B (PRE)                             6.00       5/15/2007          2,687
    1,000     Series 1995A                                   5.88       5/15/2007          1,116
    3,500     Series 1995A (PRE)                             6.00       5/15/2009          3,916
    2,250     Series 1995A (PRE)                             6.00       5/15/2010          2,517
    2,175     Series 1995A (PRE)                             6.00       5/15/2011          2,434
   14,120     Series 1996 (PRE)                              5.75       5/15/2013         16,157
    7,000     Series 1996 (PRE)                              5.75       5/15/2016          8,010
            East Rochester Housing Auth. RB,
    4,380     Jewish Home Project (NBGA)                     4.05       2/15/2012          4,485
    2,000     Jewish Home Project (NBGA)                     4.63       2/15/2017          2,068
    4,000     Series 2002A (GNMA-St. Mary's Residence
              Project) (NBGA)                                3.75      12/20/2012          4,010
    1,415   Environmental Facilities Corp. PCRB,
              Series 1991E                                   6.40       6/15/2003          1,430
            Housing Finance Agency Service Contract
              Obligation RB,
    1,450     Series 1995A (PRE)                             6.25       9/15/2010          1,689
      825     Series 1995A                                   6.25       9/15/2010            932
      885     Series 1996A (PRE)                             6.00       9/15/2016          1,031
    3,535     Series 1996A                                   6.00       9/15/2016          3,986
   50,745   Housing New York Corp. RB, Series 1993           5.00      11/01/2018         52,758
            Medical Care Facilities Finance Agency RB,
    5,000     Series 1994A (PRE)                             6.40       2/15/2007          5,573
    5,000     Series 1994A (PRE)                             6.50       2/15/2008          5,582
   10,000     Series 1994A                                   6.13       8/15/2013         10,569
    7,445     Series 1995A (Adult Day Care)                  6.00      11/15/2010          8,373
    2,675     Series 1995A (Brookdale Hospital) (ETM)        6.70       2/15/2005          2,945
    2,750     Series 1995A (Brookdale Hospital) (PRE)        6.70       8/15/2005          3,082
    2,860     Series 1995A (Brookdale Hospital) (PRE)        6.75       2/15/2006          3,207
    2,940     Series 1995A (Brookdale Hospital) (PRE)        6.75       8/15/2006          3,297
    3,045     Series 1995A (Brookdale Hospital) (PRE)        6.80       2/15/2007          3,418
    3,130     Series 1995A (Brookdale Hospital) (PRE)        6.80       8/15/2007          3,513
    5,700     Series 1995A (Brookdale Hospital) (PRE)        6.80       8/15/2012          6,398
   22,230   MTA Service Contract RB, Series 1993P            5.75       7/01/2015         22,824
    8,950   Nassau County Interim Finance Auth. Bonds,
              Series 2000A (INS)                             4.75      11/15/2010          9,697
    3,235   New York City 34th St. Partnership RB,
              Series 1993                                    5.50       1/01/2014          3,310

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            New York City GO,
$  10,460     Series 1995A (PRE)                             6.25%      8/01/2008     $   11,323
    4,540     Series 1995A                                   6.25       8/01/2008          4,864
   10,000     Series 1996G                                   5.75       2/01/2010         10,628
    5,000     Series 1997I                                   6.00       4/15/2012          5,580
    5,000     Series 2002G                                   5.63       8/01/2015          5,363
   10,000     Series 2002G                                   5.75       8/01/2016         10,774
    8,000     Series 2003C                                   5.50       8/01/2015          8,528
            New York City Municipal Water Finance
              Auth. RB,
    5,000     Series 1998A                                   5.25       6/15/2018          5,239
   10,000     Series A                                       5.38       6/15/2017         10,973
    5,000   New York City Transitional Finance
              Auth. RB, Series 2002C (INS)                   5.25       8/01/2019          5,372
            Thruway Auth. RB,
    7,500     Series 1995 (PRE)                              6.00       4/01/2009          8,352
    2,150     Series 1995 (PRE)                              6.10       4/01/2010          2,398
    9,615     Series 2002A (INS)                             5.25       4/01/2015         10,573
    4,500     Series 2002A (INS)                             5.25       4/01/2016          4,920
    4,000     Series 2003A (INS)(g)                          5.25       4/01/2018          4,356

            NORTH CAROLINA (0.9%)
    6,000   Eastern Municipal Power Agency RB,
              Series 2003A                                   5.50       1/01/2012          6,515
    5,000   Municipal Power Agency No. 1 RB,
              Series 2003A                                   5.50       1/01/2013          5,513
    6,000   Municipal Power Agency RB, Series 1992           6.00       1/01/2004          6,122
    4,000   Wake County Industrial Facilities PCRB,
              Series 2002                                    5.38       2/01/2017          4,275

            OHIO (0.4%)
    4,000   Franklin County Development RB, Series 1999      5.80      10/01/2014          4,385
    2,650   Franklin County Health Care Facilities RB,
              Series 1997                                    5.50       7/01/2017          2,564
    3,170   Housing Finance Agency Residential
              Mortgage RB, Series 2001D (NBGA)               5.10       9/01/2017          3,370

            OKLAHOMA (0.4%)
            Holdenville Industrial Auth. RB,
    1,650     Series 1995 (PRE)                              6.60       7/01/2010          1,935
    3,250     Series 1995 (PRE)                              6.70       7/01/2015          3,820

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            Valley View Hospital Auth. RB,
$   2,495     Series 1996                                    5.75%      8/15/2006     $    2,667
    2,695     Series 1996                                    6.00       8/15/2014          2,710

            PENNSYLVANIA (3.9%)
   16,300   Allegheny County IDA RB, Series 1998             4.75      12/01/2032         16,306
   30,660   Finance Auth. RB, Series 1993                    6.60      11/01/2009         32,186
    9,440   State GO, Series 1992-2                          6.11(a)    7/01/2004          9,289
    5,500   Higher Educational Facility Auth. RB,
              Series 1999A (INS)                             5.25       8/01/2014          5,916
    6,300   Montgomery County IDA RB, Series 2002A           5.00      11/01/2011          6,950
   10,000   Montgomery County IDA RB, Series 1996B           5.63      11/15/2012         10,545
   10,650   Philadelphia IDA RB, Series 1998A (LOC)          5.15       3/01/2019         11,035
            Philadelphia Water and Wastewater RB,
    1,700     Series 1993 (PRE)                              5.65       6/15/2012          1,749
    8,850     Series 1993 (INS)                              5.65       6/15/2012          9,085

            PUERTO RICO (3.6%)
            Commonwealth GO,
    6,000     Series 2003A (INS)                             5.50       7/01/2017          6,974
    6,000     Series 2003A (INS)                             5.50       7/01/2018          6,956
            Electric Power Auth. RB,
   12,000     Series 2002KK (INS)                            5.50       7/01/2016         13,951
    5,000     Series S                                       7.00       7/01/2006          5,775
    4,420     Series X                                       5.80       7/01/2009          4,891
    4,500     Series X                                       5.90       7/01/2010          4,990
    4,000     Series X (PRE)                                 6.00       7/01/2011          4,437
    4,220     Series Z                                       5.50       7/01/2012          4,625
   22,200   Housing Bank and Finance Agency RB               7.50      12/01/2006         25,156
            Public Improvement GO,
    7,500     Series 1994                                    6.10       7/01/2006          8,073
    7,825     Series 1994                                    6.20       7/01/2007          8,432

            RHODE ISLAND (0.9%)
            Health and Educational Building Corp. RB,
    3,385     Series 1996 (INS)                              5.50       5/15/2012          3,645
    7,600     Series 1996 (INS)                              5.50       5/15/2016          8,204
    4,345     Series 1999A (LOC)                             5.88      11/15/2014          4,764
            Housing and Mortgage Finance Corp. Bond,
    1,220     Series 25A                                     5.60      10/01/2017          1,289
    2,115     Series 37-A                                    5.13       4/01/2017          2,215
    4,575   Housing and Mortgage Finance Corp. MFH
              RB, Series 1995A (INS)                         5.70       7/01/2007          4,883

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA (0.5%)
            Georgetown County Environmental
              Improvement RB,
$   4,250     Series 2000A                                   5.95%      3/15/2014     $    4,572
    5,000     Series 2002A                                   5.70       4/01/2014          5,276
    3,000   Marion County Hospital District RB,
              Series 1995 (INS)                              5.50      11/01/2015          3,312

            SOUTH DAKOTA (0.4%)
            Housing Development Auth. Bond,
    4,000     Series 2001D                                   5.25       5/01/2017          4,213
    6,500     Series 2002A (INS)                             5.15      11/01/2020          6,766

            TENNESSEE (0.6%)
    3,000   Knox County Health, Educational, and
              Housing Facilities RB, Series 1996 (INS)       5.50       4/15/2011          3,237
            Nashville and Davidson County Health
              and Educational Facilities RB,
    4,000     Series 1998 (INS)                              5.10       8/01/2016          4,104
    1,000     Series 1998 (INS)                              5.10       8/01/2019          1,012
            Shelby County Hospital RB,
    2,000     Series 2002 (Methodist Healthcare)             6.00       9/01/2016          2,139
    2,500     Series 2002 (Methodist Healthcare)             6.25       9/01/2018          2,696
    3,500   Springfield Health and Educational Facilities
              Hospital RB, Series 1998                       5.25       8/01/2018          3,286

            TEXAS (12.0%)
            Affordable Housing Corp. MFH RB,
    2,000     Series 2002A (American Housing
              Foundation) (INS)                              4.85       9/01/2012          2,127
    1,000     Series 2002A (South Texas Property Corp.)
              (INS)                                          4.85       9/01/2012          1,063
    1,960   Alamo Community College District RB,
              Series 2001 (INS)                              5.00      11/01/2020          2,038
    5,410   Austin Higher Education Auth. RB, Series 1998    5.13       8/01/2016          5,499
    5,610   Austin Utility Systems Subordinate Lien RB,
              Series 1998A (INS)                             5.15(a)    5/15/2017          2,855
            Bastrop ISD GO,
    1,855     Series 1997 (NBGA)                             5.55(a)    2/15/2014          1,147
    3,030     Series 1997 (NBGA)                             5.55(a)    2/15/2015          1,766
    3,055     Series 1997 (NBGA)                             5.60(a)    2/15/2016          1,676
    3,155     Series 1997 (NBGA)                             5.60(a)    2/15/2017          1,625

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
$  12,000   Bexar County Health Facilities Development
              Corp. RB, Series 1993 (ETM)(INS)               5.88%     11/15/2010     $   13,455
   32,925   Brazos River Auth. RB, Series 1999A              5.38       4/01/2019         26,600
    5,365   Cass County IDC PCRB, Series 1997B               5.35       4/01/2012          5,583
   10,120   Clint ISD Public Facility Corp. RB,
              Series 1999 (ETM)                              7.00       5/01/2019         12,167
   10,410   Dallas Area Rapid Transit Senior Lien RB,
              Series 2001 (INS)                              5.00      12/01/2018         10,974
            Edgewood ISD GO,
    1,450     Series 2001 (NBGA)                             4.90       8/15/2018          1,513
    1,520     Series 2001 (NBGA)                             4.88       8/15/2019          1,572
    1,595     Series 2001 (NBGA)                             5.00       8/15/2020          1,657
    1,675     Series 2001 (NBGA)                             5.00       8/15/2021          1,730
            Fort Worth Higher Education Finance Corp. RB,
      515     Series 1997A                                   5.50      10/01/2006            539
      545     Series 1997A                                   5.50      10/01/2007            568
      575     Series 1997A                                   5.63      10/01/2008            591
    2,670     Series 1997A                                   6.00      10/01/2012          2,709
    6,580   Fort Worth ISD Bonds, Series 2001 (NBGA)         5.00       2/15/2018          6,900
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
              Series 1992                                    6.13      11/01/2004         16,257
    6,200   Gulf Coast Waste Disposal Auth. RB,
              Series 1994                                    5.70       5/01/2006          6,765
    2,070   Harrison County Health Facilities Development
              Corp. RB, Series 1998 (INS)                    5.50       1/01/2018          2,150
            Houston ISD Public Facility Corp. RB (MLO),
    3,635     Series 1998A (INS)                             5.35(a)    9/15/2015          2,063
    2,635     Series 1998A (INS)                             5.38(a)    9/15/2016          1,406
    3,885     Series 1998A (INS)                             5.40(a)    9/15/2017          1,946
    4,955     Series 1998B (INS)                             5.35(a)    9/15/2015          2,812
    6,955     Series 1998B (INS)                             5.38(a)    9/15/2016          3,713
    5,000   Jefferson County Health Facilities RB,
              Series 2001 (INS)                              5.20       8/15/2021          5,194
            Laredo ISD Public Limited GO,
      435     Series 1998A                                   5.06       2/01/2004            445
      460     Series 1998A                                   5.06       2/01/2005            482
      480     Series 1998A                                   5.06       2/01/2006            508
      505     Series 1998A                                   5.06       2/01/2007            537
      530     Series 1998A                                   5.06       2/01/2008            560

30

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
$   3,830   Lewisville RB, Series 1998 (INS)                 5.38%      9/01/2015     $    4,091
    3,820   Marlin ISD Public Facility Corp. RB (MLO),
              Series 1998(c)                                 5.85       2/15/2018          3,981
            Municipal Power Agency Subordinate Lien RB,
    7,000     Series 2001A (INS)                             4.75       9/01/2012          7,264
    3,670     Series 2001A (INS)                             5.00       9/01/2013          3,827
            Northside ISD GO,
    5,300     Series 2001 (NBGA)                             5.00       2/15/2017          5,594
    5,420     Series 2001 (NBGA)                             5.00       2/15/2018          5,684
   17,475   Plano ISD GO, Series 2001 (NBGA)                 5.00       2/15/2019         18,207
   19,050   Port of Corpus Christi IDC PCRB, Series 1997B    5.40       4/01/2018         18,442
   11,790   Public Finance Auth. Building RB,
              Series 1990 (INS)                              6.06(a)    2/01/2004         11,678
            San Antonio Electric and Gas System RB,
   10,000     Series 1991B (ETM)(INS)                        6.38(a)    2/01/2004          9,910
   18,370     Series 1998A                                   5.00       2/01/2018         19,074
   10,000     Series 2002                                    5.38       2/01/2019         10,801
            Tarrant Regional Water District RB,
    7,000     Series 2002 (INS)                              5.38       3/01/2016          7,802
    8,000     Series 2002 (INS)                              5.25       3/01/2017          8,740
    2,000     Series 2002 (INS)                              5.25       3/01/2019          2,151
    2,000     Series 2002 (INS)                              5.25       3/01/2020          2,138
    4,000   Trinity River IDA RB, Series 1991                7.25       2/01/2004          4,176
            Tyler Health Facilities Development Corp.
              Hospital RB,
    4,310     Series 1993B                                   6.63      11/01/2011          4,318
    1,000     Series 1997A                                   5.63       7/01/2013          1,000
    4,500   Univ. of Texas Board of Regents RB,
              Series 2001B                                   5.38       8/15/2017          4,925
    7,000   Univ. of Texas RB, Series 2002B (NBGA)           5.25       7/01/2018          7,568
            Wylie ISD,
    1,385     Series 2001 (NBGA)                             5.00(a)    8/15/2014            837
    1,690     Series 2001 (NBGA)                             5.10(a)    8/15/2015            963

            UTAH (2.5%)
      285   Housing Finance Agency RB, Series 1985B          5.30       7/01/2007            285
            Intermountain Power Agency RB,
    5,115     Series 1987A (ETM)(INS)                        5.00       7/01/2012          5,162
   10,395     Series 1988B (ETM)(INS)                        6.48(a)    7/01/2003         10,367
    6,035     Series 1988B (INS)                             6.48(a)    7/01/2003          6,018
   13,855     Series 1988B (ETM)(INS)                        6.18(a)    7/01/2004         13,649

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
$   8,040     Series 1988B (INS)                             6.18%(a)   7/01/2004     $    7,913
    4,000     Series 1997B (INS)                             5.75       7/01/2019          4,472
   10,000     Series 2003A (INS)(g)                          5.00       7/01/2018         10,622
    7,000   Juab County PCRB, Series 1981(b)                 6.00       8/01/2011          7,002

            VERMONT (0.1%)
    3,000   Educational and Health Buildings Financing
              Agency RB, Series 1998                         5.50       7/01/2018          3,042

            VIRGINIA (1.1%)
    5,000   Isle of Wight County IDA PCRB, Series 1994       5.80       5/01/2004          5,012
            Public School Auth. Financing Bonds,
    5,000     Residual Series 541(d,e)                       8.81       8/01/2019          5,621
    5,510     Series 2000B                                   5.00       8/01/2017          5,848
    5,000   Richmond Convention Center Auth. RB,
              Series 2000                                    6.13       6/15/2020          5,569
            State Housing Development Auth. RB,
    1,700     Series 2002Z                                   4.25       1/01/2016          1,710
    1,735     Series 2002Z                                   4.25       7/01/2016          1,746
    1,775     Series 2002Z                                   4.35       1/01/2017          1,786
    1,810     Series 2002Z                                   4.35       7/01/2017          1,821

            WASHINGTON (1.0%)
            Health Care Facilities Auth. RB,
    3,255     Series 1997A (INS)                             5.13       8/15/2017          3,376
    2,500     Series 1998 (INS)                              5.25       8/15/2017          2,590
    2,500     Series 1998 (INS)                              5.30       8/15/2018          2,587
    6,185   Higher Education Facilities Auth. RB,
              Series 1998                                    5.20      10/01/2017          6,424
    2,000   Housing Finance Commission RB,
              Series 1999 (INS)                              5.88       7/01/2019          2,149
            King County GO,
      500     Series 1993A (PRE)                             5.90      12/01/2007            516
    1,965     Series 1993A (PRE)                             5.90      12/01/2007          2,028
    2,755     Series 1993A                                   5.90      12/01/2007          2,842
    5,000   King County Housing Auth. RB,
              Series 1998A (INS)                             5.20       7/01/2018          5,073

            WEST VIRGINIA (0.7%)
   16,940   School Building Auth. RB, Series 1994            6.25       7/01/2004         17,862

32

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            WISCONSIN (1.1%)
            Health and Educational Facilities Auth. RB,
$  11,500     Series 1993 (Aurora Health Care) (INS)         5.25%      8/15/2012     $   11,782
    4,130     Series 1995A (Waukesha Memorial
              Hospital) (INS)                                5.25       8/15/2012          4,375
    5,000     Series 1998A (Wausau Hospital) (INS)           5.13       8/15/2020          5,135
    5,540   Housing and Economic Development Auth.
              RB, Series 2002G                               4.85       9/01/2017          5,727
    1,345   Kaukauna Area School District GO,
              Series 2001 (INS)                              4.85       3/01/2017          1,408
                                                                                      ----------
            Total fixed-rate instruments (cost: $2,200,735)                            2,319,474
                                                                                      ----------

            PUT BONDS (9.1%)

            CALIFORNIA (0.6%)
              Statewide Communities Development Auth. RB,
    7,500     Series 1998A(d)                                5.25       5/15/2025          7,807
    8,270     Series 2002E (Kaiser Permanente)               4.70      11/01/2036          8,758

            DISTRICT OF COLUMBIA (0.7%)
   15,000   MedStar Health, Inc. RB, Series 2001A            6.40       8/15/2031         15,335
    3,500   MedStar Univ. Hospital RB, Series 2001C          6.80       8/15/2031          3,708

            FLORIDA (0.6%)
            Housing Finance Agency MFH RB,
     4,035    Series 1996R-1 (INS)                           5.65      12/01/2026          4,340
     4,400    Series 1996S-1 (INS)                           5.65      12/01/2026          4,732
     5,000  Miami Dade County School Board COP,
              Series 2003B (INS)                             5.00       5/01/2031          5,453

            GEORGIA (0.4%)
     9,090  De Kalb County Housing Auth. MFH RB,
              Series 2001                                    4.70      10/01/2031          9,606

            ILLINOIS (0.9%)
            Educational Facilities Auth. RB,
     7,500    Series 2002 (Field Museum)                     4.75      11/01/2036          7,719
     1,900    Series 2002 (Field Museum)                     3.90      11/01/2036          1,902
    14,295  Hoffman Estates MFH RB, Series 1996              5.75       6/01/2021         14,664

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            LOUISIANA (0.2%)
$   4,360   Shreveport Home Mortgage Auth. RB,
              Series 1995A (INS)                             6.40%      9/01/2025     $    4,502

            MICHIGAN (0.8%)
   15,000   Monroe County EDC RB, Series 1992CC (INS)        4.65      10/01/2024         16,068
    5,500   Strategic Fund PCRB, Series 1995CC (INS)         4.85       9/01/2030          5,983

            MONTANA (0.2%)
    5,000   Forsyth PCRB, Series 1999A (INS)                 5.00      10/01/2032          5,472

            NEW MEXICO (0.4%)
            Bernalillo County MFH RB,
    7,700     Series 1994A (Sun Village Apts.) (INS)         6.50      10/01/2019          7,880
    3,320     Series 1995 (Sunchase Apts.) (INS)             5.80      11/01/2025          3,396

            NEW YORK (1.3%)
   13,750   Dormitory Auth. RB, Series 2002B                 5.25      11/15/2023         14,998
    8,500   Hempstead Town IDA RB, Series 2001               5.00      12/01/2019          8,809
   10,000   Urban Development Corp. RB, Series 2002A         5.50       1/01/2017         11,114

            OHIO (0.2%)
    5,500   Montgomery County IDA RB, Series 1992 (LOC)      6.50       2/01/2007          5,666

            PENNSYLVANIA (0.4%)
            Philadelphia IDA RB,
    6,500     Series 1997A                                   6.50      10/01/2027          6,409
    4,000     Series 1997B                                   6.50      10/01/2027          3,977

            TENNESSEE (0.1%)
    2,100   Knox County Health, Educational, and
              Housing Facilities MFH RB, Series 2001 (NBGA)  4.90       6/01/2031          2,249

            TEXAS (0.4%)
    3,510   Beaumont MFH Finance Corp. RB, Series 2001
              (NBGA)                                         4.70      12/15/2031          3,722
    2,500   Gregg County Housing Finance Corp. RB,
              Series 1995A (INS)                             6.40       9/01/2025          2,592
    3,930   Montgomery County Housing Finance Corp.
              MFH RB, Series 2001 (NBGA)                     4.85       6/01/2031          4,167

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            UTAH (0.7%)
            Salt Lake County MFH RB,
$  10,240     Series 1995A-1 (INS)                           5.70%     10/01/2025     $   10,630
    6,500     Series 1995B-1 (INS)                           5.70      10/01/2025          6,747

            VIRGINIA (0.3%)
    7,500   Henrico County Economic Development
              Auth. RB, Series 2000 (PRE)                    5.75      11/15/2030          8,042

            WASHINGTON (0.5%)
            Chelan County Public Utility District No. 1 RB,
    5,650     Series 1993E                                   5.70       7/01/2068          6,108
    6,845     Series 1993E                                   5.70       7/01/2068          7,401

            WISCONSIN (0.4%)
    9,000   Madison IDRB, Series 2002B                       4.88      10/01/2027          9,649
                                                                                      ----------
            Total put bonds (cost: $229,163)                                             239,605
                                                                                      ----------

            VARIABLE-RATE DEMAND NOTES (2.2%)

            ALABAMA (0.0%)(h)
      800   West Jefferson IDB PCRB, Series 1998             1.20       6/01/2028            800

            CALIFORNIA (0.1%)
    1,500   Irvine Ranch Water District Consolidated
              Bonds, Series 1993 (LOC)                       1.15       4/01/2033          1,500

            FLORIDA (0.0%)(h)
    1,200   Orange County IDA RB, Series 1998 (LOC)          1.22      10/01/2018          1,200

            GEORGIA (0.4%)
    9,700   Albany-Dougherty County Hospital Auth.
              RAN RB, Series 2002 (LIQ)(INS)                 1.15       9/01/2032          9,700

            IOWA (0.2%)
    6,400   Muscatine County PCRB, Series 1992               1.20      10/01/2007          6,400

            MICHIGAN (0.3%)
    7,000   Strategic Fund PCRB, Series 1994                 1.65       2/01/2009          7,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON           FINAL         MARKET
   AMOUNT   SECURITY                                         RATE        MATURITY          VALUE
------------------------------------------------------------------------------------------------
            MINNESOTA (0.0%)(h)
$     650   Higher Education Facilities Auth. RB,
              Series 2000 5-H (Olaf College) (LOC)           1.15%     10/01/2030     $      650

            NEW MEXICO (0.0%)(h)
    1,300   Hurley PCRB, Series 1985                         1.15      12/01/2015          1,300

            NEW YORK (0.2%)
    2,500   New York City GO, Series 1994A-4 (LOC)           1.15       8/01/2023          2,500
    2,100   New York City Housing Development Corp.
              MFH RB, Series 1993A (LOC)                     1.15       1/01/2023          2,100

            PENNSYLVANIA (0.0%)(h)
      350   Schuylkill County IDA RB, Series 2001            1.15       4/01/2021            350

            TEXAS (0.5%)
   11,900   Harris County Health Facilities Development
              Corp. RB, Series 2002                          1.20      12/01/2032         11,900

            VIRGINIA (0.2%)
      600   Alexandria Redevelopment and Housing
              Auth. RB, Series 1996B (Goodwin House)
              (LOC)                                          1.20      10/01/2006            600
    4,100   Loudoun County IDA RB, Series 2003A              1.13       2/15/2038          4,100

            WASHINGTON (0.0%)(h)
      200   Housing Finance RB, Series 1997 (LOC)            1.27       1/01/2027            200

            WYOMING (0.3%)
    7,100   Lincoln County PCRB, Series 1991                 2.65       1/01/2016          7,100
    1,600   Platte County PCRB, Series 1984A (NBGA)          1.20       7/01/2014          1,600
                                                                                      ----------
            Total variable-rate demand notes (cost: $59,000)                              59,000
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $2,488,898)                                      $2,618,079
                                                                                      ==========

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

                                                                   % OF
PORTFOLIO SUMMARY BY CONCENTRATION                           NET ASSETS
--------------------------------------------------------------------------------
Hospital                                                           15.2%
Escrowed/Prerefunded Bonds                                         11.7
General Obligation                                                 11.2
Special Assessment/Tax/Fee                                          6.8
Electric/Gas Utility                                                6.5
Multifamily Housing                                                 6.1
Education                                                           5.2
Appropriated Debt                                                   3.7
Buildings                                                           3.2
Electric Utilities                                                  3.2
Nursing/CCRC                                                        3.1
Water/Sewer Utility                                                 3.1
Paper Products                                                      2.7
Single-Family Housing                                               1.9
Airport/Port                                                        1.7
Health Miscellaneous                                                1.7
Real Estate Tax/Fee                                                 1.7
Sales Tax                                                           1.6
Casinos & Gaming                                                    1.3
Municipal Finance                                                   1.2
Other                                                               6.8
                                                                   ----
Total                                                              99.6%
                                                                   ====

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

PORTFOLIO SUMMARY BY STATE (% OF NET ASSETS)
--------------------------------------------------------------------------------

Alabama                  0.4%
Alaska                   0.2
Arizona                  0.6
Arkansas                 0.1
California               6.6
Colorado                 1.3
Connecticut              1.7
Delaware                 0.4
District of Columbia     4.1
Florida                  3.2
Georgia                  1.0
Hawaii                   0.3
Idaho                    0.1
Illinois                 7.9
Indiana                  2.2
Iowa                     0.9
Kansas                   0.3
Louisiana                2.6
Maine                    1.7
Maryland                 0.9
Massachusetts            1.2
Michigan                 2.2
Minnesota                1.1
Mississippi              2.3
Missouri                 0.4
Montana                  0.3
Nebraska                 0.5
Nevada                   1.1
New Hampshire            0.5
New Jersey               1.3
New Mexico               0.4
New York                17.7
North Carolina           0.9
Ohio                     0.6
Oklahoma                 0.4
Pennsylvania             4.3
Puerto Rico              3.6
Rhode Island             0.9
South Carolina           0.5
South Dakota             0.4
Tennessee                0.7
Texas                   12.9
Utah                     3.2
Vermont                  0.1
Virginia                 1.6
Washington               1.5
West Virginia            0.7
Wisconsin                1.5
Wyoming                  0.3
                        ----
Total                   99.6%
                        ====

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (b) Adjustable-rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

          (c) Illiquid security valued using methods determined by a pricing service approved by the Board of Directors.

          (d) Restricted security. Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and, as such, is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors.

          (e) Inverse floating rate security. Coupon varies inversely with changes in short-term tax-exempt interest rates, thus this security is considered a leveraged investment in an underlying municipal bond. Risks with inverse floaters are (1) if short-term interest rates rise (fall), inverse floaters produce less (more) current income, and (2) if long-term interest rates rise (fall), the value of inverse floaters will fall (rise) more than the value of the underlying bond.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

          (f) Stepped coupon security. Represents securities that remain zero-coupon securities until a predetermined date and coupon rate as specified in the security description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

          (g) At March 31, 2003, the cost of securities purchased on a when-issued basis was $25,648,000.

          (h) Represents less than 0.1% of net assets.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

ASSETS

   Investments in securities, at market value
      (identified cost of $2,488,898)                                  $2,618,079
   Cash                                                                       957
   Receivables:
      Capital shares sold                                                   1,676
      Interest                                                             35,857
      Securities sold                                                         851
                                                                       ----------
           Total assets                                                 2,657,420
                                                                       ----------
LIABILITIES

   Securities purchased (when-issued securities of $25,648)                25,648
   Capital shares redeemed                                                  1,240
   USAA Investment Management Company                                         626
   USAA Transfer Agency Company                                                79
   Accounts payable and accrued expenses                                       41
   Dividends on capital shares                                              2,495
                                                                       ----------
      Total liabilities                                                    30,129
                                                                       ----------
           Net assets applicable to capital shares outstanding         $2,627,291
                                                                       ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                     $2,501,353
   Accumulated net realized loss on investments                            (3,243)
   Net unrealized appreciation of investments                             129,181
                                                                       ----------
           Net assets applicable to capital shares outstanding         $2,627,291
                                                                       ==========
   Capital shares outstanding                                             196,912
                                                                       ==========
   Authorized shares of $.01 par value                                    302,000
                                                                       ==========
   Net asset value, redemption price, and offering price per share     $    13.34
                                                                       ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                               $136,241
                                                                 --------
   Expenses:
       Management fees                                              6,963
       Administrative and servicing fees                            3,819
       Transfer agent's fees                                          979
       Custodian's fees                                               437
       Postage                                                         52
       Shareholder reporting fees                                      95
       Directors' fees                                                  4
       Registration fees                                               36
       Professional fees                                               67
       Other                                                           14
                                                                 --------
          Total expenses                                           12,466
       Expenses paid indirectly                                       (44)
                                                                 --------
          Net expenses                                             12,422
                                                                 --------
                Net investment income                             123,819
                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                7,091
   Change in net unrealized appreciation/depreciation              71,308
                                                                 --------
                Net realized and unrealized gain                   78,399
                                                                 --------
   Increase in net assets resulting from operations              $202,218
                                                                 ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T S
====================------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
YEAR ENDED MARCH 31,

                                                                2003           2002
                                                          -------------------------
FROM OPERATIONS

   Net investment income                                  $  123,819     $  121,576
   Net realized gain on investments                            7,091          1,174
   Change in net unrealized appreciation/depreciation
      of investments                                          71,308        (31,874)
                                                          -------------------------
      Increase in net assets resulting from operations       202,218         90,876
                                                          -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (123,819)      (121,576)
                                                          -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                 346,239        374,234
   Dividend reinvestments                                     92,315         91,092
   Cost of shares redeemed                                  (323,617)      (311,480)
                                                          -------------------------
      Increase in net assets from capital share
         transactions                                        114,937        153,846
                                                          -------------------------
   Net increase in net assets                                193,336        123,146

NET ASSETS

   Beginning of period                                     2,433,955      2,310,809
                                                          -------------------------
   End of period                                          $2,627,291     $2,433,955
                                                          =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                26,170         28,534
   Shares issued for dividends reinvested                      6,968          6,958
   Shares redeemed                                           (24,473)       (23,763)
                                                          -------------------------
      Increase in shares outstanding                           8,665         11,729
                                                          =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service; and all other assets, are valued in good faith at fair value using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $44,000.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, net outstanding when-issued commitments for the Fund were $25,648,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                        2003               2002
                                                -------------------------------
          Tax-exempt income                     $123,819,000       $121,576,000

          As of March 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed net investment income                      $  2,495,000
          Accumulated capital and other losses                       (3,243,000)
          Unrealized appreciation                                   129,181,000

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers for federal income tax purposes of $3,243,000, which will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2003, were $486,249,000 and $372,704,000, respectively.

          The cost of securities at March 31, 2003, for federal income tax purposes, was $2,488,898,000.

          Gross unrealized appreciation and depreciation of investments as of March 31, 2003, for federal income tax purposes, were $151,115,000 and $21,934,000, respectively, resulting in net unrealized appreciation of $129,181,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

    OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
    +/- 0.20% to 0.50%                  +/- 0.04%
    +/- 0.51% to 1.00%                  +/- 0.05%
    +/- 1.01% and greater               +/- 0.06%

    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $6,963,000, which is net of a performance fee adjustment of $(165,000).

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $3,819,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

                 expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $979,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2003, the Association and its affiliates owned 2,494,000 shares (1.3%) of the USAA Intermediate-Term Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred:

                                                                             NET REALIZED
                                                                COST TO       GAIN (LOSS)
          SELLER                         PURCHASER             PURCHASER       TO SELLER
------------------------------------------------------------------------------------------
USAA Intermediate-Term Fund         USAA Long-Term Fund        $10,898,000      $491,000

USAA Intermediate-Term Fund         USAA New York Bond Fund      3,116,000       (20,000)

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED MARCH 31,
                                                ------------------------------------------------------------------------
                                                      2003            2002             2001           2000          1999
                                                ------------------------------------------------------------------------
Net asset value at beginning of period          $    12.93      $    13.09       $    12.58     $    13.39    $    13.38
                                                ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .64             .67              .69            .69           .70
   Net realized and unrealized gain (loss)             .41            (.16)             .51           (.81)          .01
                                                ------------------------------------------------------------------------
Total from investment operations                      1.05             .51             1.20           (.12)          .71
                                                ------------------------------------------------------------------------
Less distributions:
   From net investment income                         (.64)           (.67)            (.69)          (.69)         (.70)
                                                ------------------------------------------------------------------------
Net asset value at end of period                $    13.34      $    12.93       $    13.09     $    12.58    $    13.39
                                                ========================================================================
Total return (%)*                                     8.29            3.90             9.83           (.84)         5.42
Net assets at end of period (000)               $2,627,291      $2,433,955       $2,310,809     $2,123,310    $2,344,401
Ratio of expenses to average net assets (%)**          .49(a)          .46(a)           .36            .36           .36
Ratio of net investment income to
 average net assets (%)**                             4.86            5.06             5.41           5.39          5.21
Portfolio turnover (%)                               14.91           12.97             9.41          10.46         11.85

  * Assumes reinvestment of all dividend income distributions during the period.
 ** For the year ended March 31, 2003, average net assets were $2,546,609,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:
                                                         -            (.01%)            N/A            N/A           N/A

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on March 19, 1982. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

52

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen
          (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

          * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

          ROBERT G. DAVIS(2)
          Director and Chairman of the Board of Directors
          Born: November 1946
          Year of Election or Appointment: 1996

          Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

          CHRISTOPHER W. CLAUS(2)
          Director, President, and Vice Chairman of the Board of Directors
          Born: December 1960
          Year of Election or Appointment: 2001

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN(3,4,5,6)
          Director
          Born: June 1945
          Year of Election or Appointment: 1994

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          ROBERT L. MASON, PH.D.(3,4,5,6)
          Director
          Born: July 1946
          Year of Election or Appointment: 1997

          Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          MICHAEL F. REIMHERR(3,4,5,6)
          Director
          Born: August 1945
          Year of Election or Appointment: 2000

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          LAURA T. STARKS, PH.D.(3,4,5,6)
          Director
          Born: February 1950
          Year of Election or Appointment: 2000

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          RICHARD A. ZUCKER(2,3,4,5,6)
          Director
          Born: July 1943
          Year of Election or Appointment: 1992

          Vice President, Beldon Roofing and Remodeling (7/85-present).
          Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

          (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          (2)  MEMBER OF EXECUTIVE COMMITTEE

          (3)  MEMBER OF AUDIT COMMITTEE

          (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

          (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

          (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

          CLIFFORD A. GLADSON
          Vice President
          Born: November 1950
          Year of Appointment: 2002

          Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          STUART WESTER
          Vice President
          Born: June 1947
          Year of Appointment: 2002

          Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99).
          Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

          MARK S. HOWARD
          Secretary
          Born: October 1963
          Year of Appointment: 2002

          Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

          EILEEN M. SMILEY
          Assistant Secretary
          Born: November 1959
          Year of Appointment: 2003

          Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

          Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

          DAVID M. HOLMES
          Treasurer
          Born: June 1960
          Year of Appointment: 2001

          Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Born: November 1960
          Year of Appointment: 2000

          Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

          (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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58

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

               DIRECTORS       Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

          ADMINISTRATOR,       USAA Investment Management Company
     INVESTMENT ADVISER,       P. O. Box 659453
            UNDERWRITER,       San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT       USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

              CUSTODIAN        State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

   INDEPENDENT AUDITORS        Ernst & Young LLP
                               100 West Houston St., Suite 1900
                               San Antonio, Texas 78205

              TELEPHONE        Call toll free - Central time
       ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
      INFORMATION ABOUT        For account servicing, exchanges,
           MUTUAL FUNDS        or redemptions
                               1-800-531-8448, in San Antonio 456-7202

        RECORDED MUTUAL        24-hour service (from any phone)
      FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

            MUTUAL FUND        (from touch-tone phones only)
      USAA TOUCHLINE(R)        For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

        INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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                                                                  Paper
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